Taxation - Factors affecting future tax charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions	$ 95	$ 121
Other interest on provision for uncertain tax positions	14	13
Tax receivables	34	33
Deferred tax assets	$ 350	$ 274
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%
Profit before taxation	$ 498	$ 290	$ 235
Expected taxation at UK statutory rate	125	68	45
Differences in overseas taxation rates	(33)	(24)	(19)
Innovation reliefs	(10)	(7)	(10)
Recognition of previously unrecognised tax losses	(8)	(14)	(4)
Expenses not deductible for tax purposes	32	38	31
Pillar Two top up taxes	8
Change in tax rates		(2)	(5)
Withholding tax	2	3	1
Adjustments in respect of prior years	(30)	(35)	(27)
Total taxation charge as per the income statement	86	27	12
Tax effect of non-tax deductible impairments of investments	$ 16
Country of domicile [member]
Reconciliation of expected tax charge
Tax effect of non-taxable impairments of investments		$ 7	$ 7